Cover	Mar. 13, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2023
Entity File Number	001-41131
Entity Registrant Name	INTEGRATED WELLNESS ACQUISITION CORP
Entity Central Index Key	0001877557
Entity Tax Identification Number	98-1615488
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	148 N Main Street
Entity Address, City or Town	Florida
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10921
City Area Code	845
Local Phone Number	651-5039
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	WEL.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	WEL
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	WEL.WS
Security Exchange Name	NYSE